Deferred Expenses and Non-Current Investments (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018		Dec. 31, 2017
Deferred Expenses and Non-Current Investments [Abstract]
Deferred expenses	[1]	₪ 270		₪ 314
Customer acquisition asset, net	[2]	142		115
Deposit used as collateral against hedging transactions	[3]	41		67
Bank deposit for loans to Company employees	[4]	48		51
Investments in equity-accounted investees		8		11
Total		₪ 509	[5]	₪ 558

[1]	For its operations, Bezeq International acquires indefeasible rights of use ("IRU") from Mediterranean Nautilus (Israel) Ltd. for the acquisition of seabed cable capacities, which are accounted for as service transactions. Under the contract, Bezeq International has the right of use of the capacities until 2022 with an option for an extension until 2027. The amount of the prepaid expense is amortized on a straight line until 2027. The balance of the liability for the agreement with Mediterranean Nautilus is US$ 13.1.
[2]	Subscriber acquisition assets:
[3]	A deposit used as collateral for hedging transactions is payable in December 2020.
[4]	A bank deposit for loans to Company employees without a repayment date.
[5]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.